Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Going Concern (Details) [Line Items]
Accumulated deficit	$ (277,348,505)		$ (262,926,318)
Net loss from continuing operations	(13,444,423)	$ (1,738,483)	(5,130,026)	$ (4,670,011)
Net cash used in operating activities	(1,308,704)	(710,506)	3,991,462
Net loss	$ (14,823,762)	$ (2,039,675)	(9,364,552)	(4,670,011)
Previously Reported [Member]
Going Concern (Details) [Line Items]
Accumulated deficit			(262,926,318)	(252,800,800)
Net cash used in operating activities			(3,991,462)	$ (431,071)
Net loss			$ (9,364,552)